Cover	12 Months Ended
Feb. 28, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Feb. 28, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--02-28
Entity File Number	001-42426
Entity Registrant Name	FAST TRACK GROUP
Entity Central Index Key	0002027262
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12 Mohamed Sultan Road
Entity Address, Address Line Two	#04-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	238961
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	FTRK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	17,500,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6783
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Fast Track Group (the “Company”) as of February 29, 2024, and February 28, 2025, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity (deficit), and cash flows for each of the three years in the period ended February 29, 2024, and February 28, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of February 29, 2024, and February 28, 2025, and the consolidated results of its operations and its cash flows for the three years in the period ended February 29, 2024, and February 28, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	12 Mohamed Sultan Road
Entity Address, Address Line Two	#04-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	238961
City Area Code	+65
Local Phone Number	6531 0075
Contact Personnel Name	Kwong Choong Kuen
Contact Personnel Email Address	ck@fastrackevents.com